GENERAL INFORMATION	12 Months Ended
Dec. 31, 2017
GENERAL INFORMATION [abstract]
Disclosure of general information about company

1                 1 GENERAL INFORMATION

Guangshen Railway Company Limited (the “Company”) was established as a joint stock limited company in the People’s Republic of China (the “PRC”) on 6 March 1996. On the same date, the Company assumed the business operations of certain railroad and other related businesses (collectively the “Businesses”) that had been undertaken previously by its predecessor, Guangshen Railway Company (the “Predecessor”), certain subsidiaries of the Predecessor; and by Guangzhou Railway (Group) Company (the “Guangzhou Railway Group”) and certain of its subsidiaries prior to the formation of the Company.

The Predecessor was controlled by and was under the administration of the Guangzhou Railway Group. Pursuant to a restructuring agreement entered into between the Guangzhou Railway Group, the Predecessor and the Company in 1996, the Company issued to the Guangzhou Railway Group 100% of its equity interest in the form of 2,904,250,000 ordinary shares (the "State-owned Domestic Shares") for the exchange of assets and liabilities associated with the operations of the Businesses (the "Restructuring"). After the Restructuring, the Predecessor changed its name to Guangzhou Railway (Group) Guangshen Railway Enterprise Development Company (the "GEDC").

In May 1996, the Company issued 1,431,300,000 shares, representing 217,812,000 H Shares ("H Shares") and 24,269,760 American Depositary Shares ("ADSs", one ADS represents 50 H Shares) in a global public offering for cash of approximately RMB4,214,000,000 in order to finance capital expenditure and working capital requirements of the Company and its subsidiaries (collectively defined as the "Group").

In December 2006, the Company issued 2,747,987,000 A Shares on the Shanghai Stock Exchange through an initial public offering of shares in order to finance the acquisition of the business and related assets and liabilities associated with the railway transportation business ("Yangcheng Railway Business") of Guangzhou Railway Group Yangcheng Railway Enterprise Development Company ("Yangcheng Railway "), a wholly owned subsidiary of Guangzhou Railway Group which operates a railway line between the cities of Guangzhou and Pingshi in the Southern region of the PRC.

Before March 2013, the Ministry of Railway of the PRC ("MOR") was the controlling entity of the Company’s single largest shareholder (i.e. Guangzhou Railway Group). In addition, it was the government authority which governed and monitored the railway business centrally within the PRC.

1          GENERAL INFORMATION (CONTINUED)

On 14 March 2013, pursuant to the approved plan of State Council Institutional Reform and Transformation of Government Functions and Approval On Setting Up China Railway Company by the State Council, the previous controlling entity of Guangzhou Railway Group, MOR, was dissolved.  The administrative functions of MOR were transferred to the Ministry of Transport and a newly established authority called the National Railway Administration; while the business functions were transferred to the China Railway Corporation("CRC"). Accordingly, the equity interests of Guangzhou Railway Group, which was wholly controlled by MOR previously, were also transferred to the CRC (“Reform”). The Reform was completed on 1 January 2017 and CRC has become the controlling entity of the Company’s principal shareholder since that date, Guangzhou Railway Group,CRC, together with subsidiaries which were wholly controlled by MOR previously (hereinafter collectively as “CRC Group”) became related parties of the Group.

The principal activities of the Group are the provision of passenger and freight transportation on railroads. The Group also operates certain railroad and other businesses, which principally include services offered in railway stations; and sales of food, beverages and merchandises on board the trains and in the railway stations.

The registered address of the Company is No.1052 Heping Road, Luohu District, Shenzhen, Guangdong Province, the People’s Republic of China.

The financial statements were authorised for issue by the board of directors of the Company on 25 April 2018.

The English names of all companies listed in the financial statements are direct translations of their registered names in Chinese if no registered names in English are available.